Stock Compensation Plan - Summary of Restricted Stock and Restricted Stock Units Activity (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock outstanding - Beginning balance	257,400		690,700		1,141,400
Vested	(257,400)	[1]	(419,500)	[1]	(430,200)	[1]
Forfeited			(13,800)		(20,500)
Restricted stock outstanding - Ending balance			257,400		690,700
Restricted stock outstanding - Beginning balance weighted average exercise price	$ 7.04		$ 8.20		$ 8.48
Restricted stock - vested in period weighted average exercise price	$ 7.04	[1]	$ 8.95	[1]	$ 8.94	[1]
Restricted stock - Forfeited in period weighted average exercise price			$ 7.15		$ 8.13
Restricted stock outstanding - Ending balance weighted average exercise price			$ 7.04		$ 8.20

[1]	Of the amounts vested during 2012, 2011 and 2010, 83,582; 138,433; and 147,161 shares, respectively, were withheld by the Company to satisfy certain grantees' minimum withholding tax requirements, which withheld shares became Revlon, Inc. treasury stock and are not sold on the open market.